Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001615219
Document Type	DEF 14A
Entity Registrant Name	Decoy Therapeutics Inc.